OSTERWEIS EMERGING OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS at December 31, 2020 (Unaudited)

Shares		Value
Common Stocks: 93.2%
Aerospace & Defense: 4.5%
35,205	Axon Enterprise, Inc. [1]	$4,313,669
202,380	Kratos Defense & Security Solutions, Inc. [1]	5,551,283
		9,864,952

Biotechnology: 7.9%
56,765	Deciphera Pharmaceuticals, Inc. [1]	3,239,578
92,706	Iovance Biotherapeutics, Inc. [1]	4,301,558
14,840	Mirati Therapeutics, Inc. [1]	3,259,458
51,185	Replimune Group, Inc. [1]	1,952,708
35,360	Turning Point Therapeutics, Inc. [1]	4,308,616
		17,061,918

Consumer Finance: 2.8%
113,965	PROG Holdings, Inc.	6,139,295

Diversified Consumer Services: 2.9%
70,585	Chegg, Inc. [1]	6,375,943

Diversified Telecommunication Services: 2.2%
31,145	Bandwidth, Inc. - Class A [1]	4,786,052

Food Products: 0.2%
3,195	Beyond Meat, Inc. [1]	399,375

Health Care Equipment & Supplies: 7.1%
108,245	Axonics Modulation Technologies, Inc. [1]	5,403,590
20,285	Insulet Corp. [1]	5,185,455
404,900	SmileDirectClub, Inc. - Class A [1]	4,834,506
		15,423,551

Health Care Providers & Services: 4.5%
27,020	Guardant Health, Inc. [1]	3,482,338
147,105	Progyny, Inc. [1]	6,235,781
		9,718,119

Health Care Technology: 1.7%
86,870	Accolade, Inc. [1]	3,778,845

Hotels, Restaurants & Leisure: 5.9%
37,500	Marriott Vacations Worldwide Corp.	5,145,750
28,305	Planet Fitness, Inc. - Class A [1]	2,197,317
40,605	Wingstop, Inc.	5,382,193
		12,725,260

Insurance: 1.4%
44,520	eHealth, Inc. [1]	3,143,557

Internet & Direct Marketing Retail: 8.0%
46,045	Etsy, Inc. [1]	8,191,866
47,110	Fiverr International Ltd. [1]	9,191,161
		17,383,027

Life Sciences Tools & Services: 3.1%
21,030	Bio-Techne Corp.	6,678,076

Machinery: 3.9%
93,845	Kornit Digital Ltd. [1]	8,364,405

Pharmaceuticals: 1.5%
117,560	Revance Therapeutics, Inc. [1]	3,331,650

Real Estate Management & Development: 2.9%
46,090	FirstService Corp.	6,303,268

Semiconductors & Semiconductor Equipment: 11.6%
94,645	Brooks Automation, Inc.	6,421,663
58,210	Enphase Energy, Inc. [1]	10,214,109
32,220	Inphi Corp. [1]	5,170,343
22,310	MKS Instruments, Inc.	3,356,540
		25,162,655

Software: 14.7%
30,470	Avalara, Inc. [1]	5,024,198
40,235	Cerence, Inc. [1]	4,042,813
21,035	CyberArk Software Ltd. [1]	3,399,046
29,630	Everbridge, Inc. [1]	4,416,944
57,380	Five9, Inc. [1]	10,007,072
57,065	Rapid7, Inc. [1]	5,144,980
		32,035,053

Specialty Retail: 2.7%
63,270	Floor & Decor Holdings, Inc. [1]	5,874,620

Thrifts & Mortgage Finance: 3.7%
219,355	Meta Financial Group, Inc.	8,019,619

Total Common Stocks
(Cost $132,201,813)		202,569,240

Short-Term Investments: 7.1%
Money Market Funds: 7.1%
15,363,810	Federated Hermes U.S. Treasury Cash Reserves - Class I , 0.010% [2]	15,363,810
Total Money Market Funds
(Cost $15,363,810)		15,363,810
Total Short-Term Investments
(Cost $15,363,810)		15,363,810

Total Investments in Securities: 100.3%
(Cost $147,565,623)	217,933,050
Liabilities in Excess of Other Assets: (0.3)%	(644,719)
Total Net Assets: 100.0%	$217,288,331

[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of December 31, 2020.

The Global Industry Classification Standard (GICS) sector and industry classifications were developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Osterweis Capital Management.

Summary of Fair Value Disclosure at December 31, 2020 (Unaudited)
The Osterwies Emerging Opportunity Fund (the “Fund”), utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2020:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks[1]	$202,569,240	$–	$–	$202,569,240
Short-Term Investments	15,363,810	–	–	15,363,810
Total Assets:	$217,933,050	$–	$–	$217,933,050

[1] See Schedule of Investments for industry breakouts.